Significant Accounting Policies (Details) - USD ($)			3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 21, 2023	Mar. 22, 2023	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Jan. 31, 2024
Significant Accounting Policies [Line Items]
Federal depository insurance coverage			$ 250,000			$ 250,000			$ 250,000
Interest income from trust account						$ 204,459		$ 1,171,438	1,192,438
Common stock shares (in Shares)	140,663	18,000,868				50,556
Payable common stock redeemed									1,565,078				$ 1,565,078
Common stock to be redeemed			595,439	[1]		$ 595,439	[1]		1,565,078	[1],[2]		[2]
Trust account current asset			$ 595,439			$ 595,439			$ 1,565,078
Effective tax rate			(17.62%)		(7.46%)	(6.02%)		31.74%	28.22%		6.50%
Statutory tax rate			21.00%		21.00%	21.00%		21.00%	21.00%		21.00%
Interest and penalties expense			$ 0		$ 0	$ 0		$ 19,158	$ 19,158		$ 0
Shares of common stock (in Shares)						17,404,250
Shares of common stock (in Shares)									17,404,250
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)			7,347,500			7,347,500
U S Treasury Bills Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Maturity days						185 days			185 days
Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock shares (in Shares)	140,663
Cash and Marketable Securities Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Payable common stock redeemed									$ 1,565,078
Common stock to be redeemed			$ 1,565,078			$ 1,565,078
Cash and Marketable Securities Held in Trust Account [Member] | Common Stock [Member]
Significant Accounting Policies [Line Items]
Trust account current asset			$ 1,565,078			$ 1,565,078
Income Taxes [Member]
Significant Accounting Policies [Line Items]
Effective tax rate									21.00%		21.00%
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Payable common stock redeemed													$ 1,565,078
Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock shares (in Shares)	6,027,219
Common Stock [Member] | Cash and Marketable Securities Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Common stock shares (in Shares)	833,469
Trust account									$ 1,565,078
IPO [Member]
Significant Accounting Policies [Line Items]
Common stock shares (in Shares)	140,663					140,663
Warrants issued (in Shares)									17,404,250
Issued warrants (in Shares)									9,487,500
IPO [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)			17,404,250			17,404,250
IPO [Member] | Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)			9,487,500			9,487,500
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)			74,250			74,250
Underwriters (in Shares)									569,250
Over-Allotment Option [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)			569,250			569,250
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)									7,347,500

[1]	In connection with the special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet. In connection with the special meeting of stockholders to vote on extending the Combination Period, on September 30, 2024, 50,556 shares of the Company’s common stock were redeemed at a per share price of $11.84. In October 2024, $595,439 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $595,439 as common stock to be redeemed and reduced common stock subject to possible redemption as of September 30, 2024 on the condensed consolidated balance sheet.
[2]	In connection with the a special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.